SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 579,237
2023	579,237
2024	459,940
2025	454,754
2026	104,214
Intangible assets net	$ 2,177,382